Schedule of income statement by segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Product sales	€ 62,984	€ 65,938	€ 129,511
Other Revenues	285,101	44,383	(3,315)
Revenues	348,086	110,321	126,196
Cost of goods and services	(187,920)	(54,302)	(52,781)
Research and development expenses	(173,283)	(84,454)	(38,022)
Marketing and distribution expenses	(23,642)	(18,264)	(24,145)
General and administrative expenses	(47,606)	(27,539)	(18,398)
Other income and expenses, net	22,976	19,117	6,338
Operating profit/(loss)	(61,390)	(55,120)	(811)
Commercialized products [member]
IfrsStatementLineItems [Line Items]
Product sales	62,984	65,938	129,511
Other Revenues	18	1	163
Revenues	63,002	65,939	129,674
Cost of goods and services	(40,017)	(41,830)	(47,789)
Research and development expenses	(2,094)	(2,711)	(3,928)
Marketing and distribution expenses	(18,455)	(17,554)	(22,930)
General and administrative expenses	(6,102)	(13,412)	(10,161)
Other income and expenses, net	2,196	1,101	7
Operating profit/(loss)	(1,469)	(8,466)	44,873
COVID [member]
IfrsStatementLineItems [Line Items]
Product sales
Other Revenues	253,314
Revenues	253,314
Cost of goods and services	(122,843)
Research and development expenses	(113,907)	(18,962)
Marketing and distribution expenses	(1,182)
General and administrative expenses	(23,003)	(2,374)
Other income and expenses, net	11,546	1,578
Operating profit/(loss)	3,927	(19,759)
Vaccine candidates [member]
IfrsStatementLineItems [Line Items]
Product sales
Other Revenues	3,257	31,604	(10,516)
Revenues	3,257	31,604	(10,516)
Cost of goods and services		(3,305)	(1)
Research and development expenses	(53,181)	(62,140)	(32,864)
Marketing and distribution expenses	(3,811)	(638)	(895)
General and administrative expenses	(8,323)	(7,781)	(7,124)
Other income and expenses, net	7,033	14,073	7,709
Operating profit/(loss)	(55,025)	(28,189)	(43,691)
Technologies and services [member]
IfrsStatementLineItems [Line Items]
Product sales
Other Revenues	28,512	12,779	7,038
Revenues	28,512	12,779	7,038
Cost of goods and services	(25,061)	(9,167)	(4,991)
Research and development expenses	(4,101)	(640)	(1,229)
Marketing and distribution expenses	(194)	(72)	(261)
General and administrative expenses	(5,495)	(2,274)	(795)
Other income and expenses, net	2,458	117	484
Operating profit/(loss)	(3,881)	743	(245)
Corporate overhead [member]
IfrsStatementLineItems [Line Items]
Product sales
Other Revenues
Revenues
Cost of goods and services
Research and development expenses
Marketing and distribution expenses
General and administrative expenses	(4,684)	(1,697)	(318)
Other income and expenses, net	(257)	2,248	(1,861)
Operating profit/(loss)	€ (4,941)	€ 551	€ (2,238)